Segment information	12 Months Ended
Dec. 31, 2019
Segment information
Segment information

Note 22 – Segment information

The Company’s segments are business units that offer different products and services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Company’s Chief Executive Officer. During 2016, after the acquisition of Boca, there is one additional segment, consisting of the provision of green energy products and services. During 2017, after the acquisition of CSL and Giant Credit, there are two additional segments, consisting of the VR service and products and money lending. During 2018, after the acquisition of 11 Hau Fook Street Limited and Paris Sky Limited, there are one additional segment, consisting of the property lease and management. On December 23, 2019, the Company entered into a Share Exchange Agreement for the purchase and sale of GFS, which principally engages in the provision of financial technology solutions and services.

		Green	VR		Property	Financial
	LCD/	energy	products	Money	lease	technology	Corporate
For the year ended	LED	products	and	lending	and	solutions	unallocated
December 31, 2019	products	and services	services	services	management	and services	(note)	Consolidated
Revenues	$—	$410	$—	$3,930	$1,185	$—	$—	$5,525
Gross (loss) profit	—	(1,328)	—	3,798	(1,064)	—	—	1,406
Operating expenses	(933)	(39,613)	—	(1,971)	207	—	(769)	(43,079)
Operating (loss) profit from continuing operations	(933)	(40,941)	—	1,827	(857)	—	(769)	(41,673)
Other income (expenses)	165	(218)	—	2	—	—	32	(19)
(Loss) profit before provision for income taxes and non-controlling interests	(768)	(41,159)	—	1,829	(857)	—	(737)	(41,692)
Income tax benefit (expense)	—	5,050	—	(522)	112	—	—	4,640
Net (loss) profit from continuing operations	(768)	(36,109)	—	1,307	(745)	—	(737)	(37,052)

As of December 31, 2019
Identifiable long-lived assets	2	5,176	—	478	54,605	—	—	60,261
Total assets	1,018	5,368	—	46,140	65,383	21,795	874	140,578

		Green
		energy	VR		Property
		products	products	Money	lease	Corporate
For the year ended	LCD/LED	and	and	lending	and	unallocated
December 31, 2018	products	services	services	services	management	(note)	Consolidated
Revenues	$—	$10	$—	$980	$590	$—	$1,580
Gross (loss) profit	—	(1,368)	—	912	(599)	—	(1,055)
Operating expenses	(1,504)	(10,489)	—	(45)	(616)	(609)	(13,263)
Operating (loss) profit from continuing operations	(1,504)	(11,857)	—	867	(1,215)	(609)	(14,318)
Other income (expenses)	262	(140)	—	—	—	334	456
(Loss) profit before provision for income taxes and non-controlling interests	(1,242)	(11,997)	—	867	(1,215)	(275)	(13,862)
Income tax benefit (expense)	—	327	—	(175)	159	—	311
Net (loss) profit from continuing operations	(1,242)	(11,670)	—	692	(1,056)	(275)	(13,551)

As of December 31, 2018
Identifiable long-lived assets	1	25,021	—	492	55,384	—	80,898
Total assets	17,348	45,615	29,283	40,947	56,180	1,468	190,841

		Green
		energy	VR
		products	products	Money	Corporate
For the year ended	LCD/LED	and	and	lending	unallocated
December 31, 2017	products	services	services	services	(note)	Consolidated
Revenues	$42	$9	$—	$—	$—	$51
Gross (loss) profit	16	(1,308)	—	—	—	(1,292)
Operating expenses	(1,052)	(6,009)	—	—	(773)	(7,834)
Operating loss from continuing operations	(1,036)	(7,317)	—	—	(773)	(9,126)
Other income (expenses)	136	(13)	—	—	(150)	(27)
Loss before provision for income taxes and non-controlling interests	(900)	(7,330)	—	—	(923)	(9,153)
Income tax benefit	—	350	—	—	—	350
Net loss from continuing operations	(900)	(6,980)	—	—	(923)	(8,803)

The VR products and services are reported as discontinued operations (Note 3).

Note:     The Company does not allocate its assets located and expenses incurred outside Hong Kong and China to its reportable segments because these assets and activities are managed at a corporate level.

Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	For the year ended December 31,
	2019	2018	2017
Mainland China	$—	$—	$42
Hong Kong	5,525	1,580	9

Total	$5,525	$1,580	$51